Fair Value Measurements - Schedule of Financial Liabilities Measured at Fair Value on Recurring Basis by Level within Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 506	$ 528	$ 598
Fair Value, Measurements, Recurring [Member] | Common Stock Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	1,537	3,665	598
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 1,537	$ 3,665	$ 598